SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15: SUBSEQUENT EVENTS

The Company does not have any events subsequent to September 30, 2023 through November 17, 2023, the date of the financial statements were issued for disclosure consideration.

NOTE 19: SUBSEQUENT EVENTS

In accordance with ASC 855-10, “Subsequent Events”, we analyzed our operations subsequent to December 31, 2022 to February 24, 2023, the date when these consolidated financial statements were issued. The Company did not identify any material subsequent events requiring adjustments to or disclosure in its financial statements, other than those noted below.

●	On January 4, 2023, GS Capital Partners LLC converted $15,000 of principal and $1,209 of accrued interest of the convertible note into 163 shares of our common stock.

●	On January 9, 2023, Westland Properties, LLC converted $15,000 of principal of the convertible note into 139 shares of our common stock.

●	On January 16, 2023, Root Ventures LLC converted $23,027 of principal of the convertible note into 233 shares of our common stock.

●	On January 20, 2023, Fast Capital, LLC converted $20,000 of principal of the convertible note into 233 shares of our common stock.

●	On January 24, 2023, the Company issued convertible note a total of $300,000, which the term of notes is 1 year and Original Interest Discount of $50,000. Note is convertible at the option of the holder at any time and conversion price are Conversion price is $150 per share.

●	On February 1, 2023, Mast Hill Fund converted $13,023 of principal and $14,949 of accrued interest of the convertible note into 275 shares of our common stock.

●	On February 6, 2023, Westland Properties, LLC converted $15,000 of principal of the convertible note into 198 shares of our common stock.

●	On February 17, 2023, Mast Hill Fund converted $21,638 of principal and $4,197 of accrued interest of the convertible note into 298 shares of our common stock.